FAIR VALUE GAINS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ASSETS THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2024 and 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,	December 31,
	Level	2024	2023
Assets:
Investments held in Trust Account	1	$7,456,639	$41,440,980

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,
Description	Level	2023
Assets:
Investments held in Trust Account	1	$41,440,980

SCHEDULE OF FAIR VALUE HIERARCHY OF THE VALUATION INPUTS

The following table presents information about the Company’s equity instruments that are measured at fair value at February 17, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	February 17, 2023
Equity:
Representative Warrants	3	$12,075
Fair Value of Public Rights for ordinary shares subject to redemption allocation	3	$3,305,100
Fair Value of Public Warrants for ordinary shares subject to redemption allocation	3	$1,104,000

The following table presents information about the Company’s equity instruments that are measured at fair value at February 17, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	February 17, 2023
Equity:
Representative Warrants	3	$12,075
Fair Value of Public Rights for ordinary shares subject to redemption allocation	3	$3,305,100
Fair Value of Public Warrants for ordinary shares subject to redemption allocation	3	$1,104,000

SCHEDULE OF FAIR VALUE INPUTS TO THE VALUATION MODEL

The Public Warrants were valued using the binomial lattice model incorporating the Cox-Ross-Rubenstein methodology. The private and representative warrants were valued using the Black-Scholes model. The following table presents the quantitative information regarding market assumptions used in the valuation of warrants:

February 17,
2023
Market price of public share	$9.56
Risk-free rate	4.23%
Dividend yield	0.00%
Volatility	4.5%

The Public Warrants were valued using the binomial lattice model incorporating the Cox-Ross-Rubenstein methodology. The private and representative warrants were valued using the Black-Scholes model. The following table presents the quantitative information regarding market assumptions used in the valuation of warrants:

February 17,
2023
Market price of public share	$9.56
Risk-free rate	4.23%
Dividend yield	0.00%
Volatility	4.5%

SCHEDULE OF APPRAISER DETERMINED THE VALUE OF THE RIGHTS BASED ON THE VALUE OF UNDERLYING SECURITY

The rights were valued using a scenario analysis. The following table presents the quantitative information regarding market assumptions used in the valuation of the rights. The appraiser determined the value of the rights based on the value of underlying security:

February 17,
2023
Value in De-SPAC(1)	$9.59
Value without De-SPAC(2)	$—
Probability(3)	50.0%
Fair value of Right to buy one Share(4)	$4.79

(1)	As the Founder Share will be converted to an ordinary share at the consummation of a transaction, it is assumed that the value of the Founder Share in the de-SPAC transaction scenario would simply equal the value of the ordinary share in a de-SPAC transaction.
(2)	The probability is as used in warrant analysis
(3)	Probability of the consummation of an initial business combination
(4)	Calculated as the weighted average price

The rights were valued using a scenario analysis. The following table presents the quantitative information regarding market assumptions used in the valuation of the rights. The appraiser determined the value of the rights based on the value of underlying security:

February 17,
2023
Value in De-SPAC(1)	$9.59
Value without De-SPAC(2)	$—
Probability(3)	50.0%
Fair value of Right to buy one Share(4)	$4.79

(1)	As the Founder Share will be converted to an ordinary share at the consummation of a transaction, it is assumed that the value of the Founder Share in the de-SPAC transaction scenario would simply equal the value of the ordinary share in a de-SPAC transaction.

(2)	The probability is as used in warrant analysis

(3)	Probability of the consummation of an initial business combination

(4)	Calculated as the weighted average price

Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF FAIR VALUE INPUTS TO THE VALUATION MODEL
	Six Months Ended June 30,
	2023	2024
	%	%
Risk-free interest rate	4.23%	4.48%
Discounts for lack of marketability	6%-23%	5%-22%

	As at December 31,
	2022	2023

Risk-free interest rate	4%	4.23%
Discounts for lack of marketability	6%-23%	6%-23%

SCHEDULE OF FAIR VALUE MEASUREMENT

The following tables illustrate the fair value measurement hierarchy of the Company’s financial instruments:

	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
Six Months Ended June 30, 2023	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB
Financial assets at fair value through
Fair value gains from financial assets at fair value through profit or loss-Chengdu Fish Bubble Technology Co, Ltd., net	-	-	4,001

	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
Six Months Ended June 30, 2024	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	USD
Financial assets at fair value through
Fair value gains from financial assets at fair value through profit or loss-Chengdu Fish Bubble Technology Co, Ltd., net	-	-	(21,248)	(2,924)

The following tables illustrate the fair value measurement hierarchy of the Company’s financial instruments:

	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
For the year ended December 31, 2022	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB
Financial assets at fair value through
Fair value gains from financial assets at fair value through profit or loss-Chengdu Fish Bubble Technology Co, Ltd., net	-	-	38,336

	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
For the year ended December 31, 2023	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	USD
Financial assets at fair value through
Fair value gains from financial assets at fair value through profit or loss-Chengdu Fish Bubble Technology Co, Ltd., net	-	-	36,500	5,141

SCHEDULE OF MOVEMENTS OF FINANCIAL ASSETS AT FAIR VALUE

The movements of financial assets at fair value through profit or loss are set out as below:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB	USD
At beginning of year	69,129	105,629	14,877
Exchange difference of beginning balance	-	-	(342)
Total gains recognized in profit or loss	36,500	(21,248)	(2,924)
At end of year	105,629	84,381	11,611

The movements of financial assets at fair value through profit or loss are set out as below:

	For the year ended December 31,
	2022	2023
	RMB	RMB	USD
At beginning of year	30,793	69,129	9,736
Total gains recognized in profit or loss	38,336	36,500	5,141
At end of year	69,129	105,629	14,877